Cash Generated from Operations (Proceeds from Sale of Property, Plant and Equipment) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Net book amount	¥ 60,854	¥ 23,113	¥ 37,614
Losses/(gains) on disposal of property, plant and equipment-net	(1,212)	44,390	172,508
Net proceeds from disposal of property, plant and equipment	¥ 59,642	¥ 67,503	¥ 210,122